BASIS OF PREPARATION AND MATERIAL ACCOUNTING POLICY INFORMATION - Acquisition of TerraForm Power (Details) - shares	Dec. 31, 2023	Dec. 31, 2022
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)	194,460,874	189,600,000